CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income/(loss)		$ 80,793	$ (2,850)	$ 939,057
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Net income/(loss) from discontinued operations		0	293	(76,450)
Depreciation and amortization		53,526	50,294	51,712
Impairment of long-lived assets		22,933	5,021	76,155
Net loss/(income) from equity method investments		7,502	2,520	(19,041)
Change in fair value of investment in listed equity securities		0	62,308	(400,966)
INVESTING ACTIVITIES
Additions to equity method investments		(3,948)	(9,678)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period		0	369	80,869
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period		0	0	369
Net decrease in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale		0	369	80,500
Net (decrease)/increase in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale		(54,888)	(241,411)	674,959
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period		771,470	1,012,881	337,922
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period		716,582	771,470	1,012,881
Continuing operations
OPERATING ACTIVITIES
Net income/(loss)		80,793	(3,143)	1,015,507
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization		53,526	50,294	51,712
Loss on disposal of long lived asset		0	491	0
Impairment of long-lived assets		22,933	5,021	76,155
Amortization of deferred charges and debt guarantees, net		3,054	1,822	3,555
Dividend received from equity method investments		456	0	0
Net loss/(income) from equity method investments		7,502	2,520	(19,041)
Drydocking expenditure		(2,926)	(6,724)	0
Compensation cost related to employee stock awards		7,181	5,824	3,410
Net foreign exchange (gains)/losses		(205)	941	(1,584)
Change in fair value of investment in listed equity securities		0	62,308	(400,966)
Change in fair value of derivative instruments (interest rate swaps)		5,971	15,582	(72,269)
Change in fair value of derivative instruments (oil and gas derivatives), commodity swaps and amortization of day 1 gains		89,286	272,117	(311,585)
Change in assets and liabilities:
Trade accounts receivable		9,535	3,205	(10,917)
Other current and non-current assets		33,124	(266,025)	(26,692)
Amounts due from related parties		(1,064)	172	367
Trade accounts payable		3,587	(18)	3,085
Accrued expenses		4,069	8,554	(4,213)
Other current and non-current liabilities	[1]	1,419	(18,335)	(27,470)
Net cash provided by continuing operations		318,241	134,606	279,054
INVESTING ACTIVITIES
Additions to assets under development (2)	[2]	(376,342)	(308,093)	(267,421)
Additions to vessels and equipment		(62,206)	(1,621)	0
Loan advanced to related parties		(17,930)	(3,561)	0
Additions to other investments		(5,000)	0	0
Additions to intangibles		(1,531)	0	0
Proceeds from subscription of equity interest		45,206	80,021	39,275
Proceeds from sale of equity method investment		822	56,097	97,844
Deposit paid for vessel		0	(15,500)	0
Additions to equity method investments		0	(9,678)	(2,447)
Proceeds from short-term loan advanced to related parties		0	60	0
Dividends received from listed equity securities		0	9,824	5,328
Consideration received for long-lived assets held for sale		0	15,190	0
Proceeds from sale of listed equity securities		0	45,552	625,844
Net cash (used in)/provided by investing activities		(416,981)	(131,709)	498,423
FINANCING ACTIVITIES
Proceeds from short-term and long-term debt		371,145	156,045	276,640
Proceeds from exercise of share options		5,705	0	161
Financing costs paid		(6,688)	(10,445)	(9,599)
Purchase of treasury shares		(14,180)	(61,684)	(25,479)
Acquisition of Hilli LLC non-controlling interest		(59,919)	(100,047)	0
Cash dividends paid		(115,352)	(102,897)	(55,169)
Repayments of short-term and long-term debt		(136,859)	(125,925)	(719,917)
Net cash provided by/(used in) financing activities		43,852	(244,953)	(533,363)
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	[3]	0	0	74,566
Income taxes paid		770	857	1,465
Discontinued operations
OPERATING ACTIVITIES
Net income/(loss)		0	293	(76,450)
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Net income/(loss) from discontinued operations		0	293	(76,450)
Deconsolidation of lessor VIE		0	0	(59,085)
Depreciation and amortization		0	20	8,732
Amortization of deferred charges and debt guarantees, net		0	0	3,932
(Gain)/loss on disposal and impairment of long-lived assets		0	(27)	105,201
Compensation cost related to employee stock awards		0	3	239
Net foreign exchange (gains)/losses		0	17	571
Change in assets and liabilities:
Trade accounts receivable		0	0	837
Other current and non-current assets		0	300	(5,299)
Amounts due from related parties		0	0	(804)
Trade accounts payable		0	(2)	(7,472)
Accrued expenses		0	(165)	(6,134)
Other current and non-current liabilities		0	(163)	(24,941)
Net cash provided by/(used in) discontinued operations		0	276	(60,673)
INVESTING ACTIVITIES
Net proceeds from disposals of long-lived assets		0	0	569,298
Net cash provided by discontinued investing activities		0	0	569,298
FINANCING ACTIVITIES
Financing costs paid		0	0	(280)
Repayments of short-term and long-term debt		0	0	(158,000)
Net cash used in discontinued financing activities		$ 0	$ 0	$ (158,280)

[1]	Includes accretion of discount on convertible bonds of $nil , $nil and $1.7 million for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Non-cash additions to assets under development for the years ended December 31, 2024, 2023 and 2022 totaled $320.8 million, $100.9 million and $4.0 million, respectively. On September 17, 2024, we entered into an EPC agreement for the MKII FLNG project, reinforcing certainty of the conversion. As a result, all MKII FLNG-related costs incurred after this date are now classified as additions to the MKII FLNG asset under development and presented under investing activities in the statement of cash flows.
[3]	Includes interest paid of $29.8 million, $24.3 million, $92.6 million and capitalized interest of $46.8 million, $27.1 million, $18.0 million for the years ended December 31, 2024, 2023 and 2022, respectively.